INTEREST- BEARING BANK BORROWINGS (SECURED)	12 Months Ended
Dec. 31, 2017
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Abstract]
Disclosure of borrowings [text block]
22.	INTEREST- BEARING BANK BORROWINGS (SECURED)

As of December 31,
	2017	2016
	RMB’000	RMB’000
Short-term bank borrowings - repayable within one year – shown under current liabilities	-	-
Long-term bank borrowings - repayable more than one year but not more than 5 years - shown under non-current liabilities	-	-
	-	-

Bank borrowings are denominated in the following currencies:

As of December 31,
	2017	2016
	RMB’000	RMB’000
Renminbi	-	-
US dollars	-	-
	-	-

The exposure of the Company’s loans is as follows:

As of December 31,
	2017		2016
	Effective interest rates %	RMB’000	Effective interest rates %	RMB’000
Fixed rate borrowings:		-		-
Variable rate borrowings:	-%	-	-%	-
		-		-

All of the Company’s bank borrowings are carried at amortized cost. The carrying values of the Company’s bank borrowings approximate their fair value.

The Company’s banking facilities were pledged by bank deposits (Note 19), the Company’s buildings and land use rights (Notes 12 and 14), land use rights of third parties, and guaranteed by related parties (Note 28), a subsidiary of the Company and third parties. As of December 31, 2017 and 2016, such banking facilities were utilized to the extent of nil.

As of the end of the reporting periods, the Company has the following undrawn bank borrowing facilities:

	As of December 31,
	2017	2016
	RMB’000	RMB’000
Variable-rate - expiring within one year	-	-